Organization and Nature of Operations (Tables)	12 Months Ended
Mar. 31, 2023
Significant Accounting Policies [Abstract]
Schedule of Operating Subsidiaries	During the reporting periods, the Company has several subsidiaries in PRC. Details of the Company and its operating subsidiaries are set out below:
Name of Entity	Date of Incorporation	Place of Incorporation	Registered Capital	% of Ownership	Principal Activities

Happiness (Fuzhou) E-commerce Co., Ltd (“ Happiness Fuzhou”)	June 1, 2018	PRC	US$ 10,000,000		Investment
Fujian Happiness Biotech Co., Ltd (“Fujian Happiness”)	November 19, 2004	PRC	RMB 100,000,000	100% by Nanping Happiness	Research, development, production and selling of nutraceutical and dietary supplements
Fujian Happiness comes Medical Equipment Manufacturing Co., Ltd.	April 15, 2020	PRC	RMB 10,000,000	51% by Fujian Happiness	Selling of medical equipment
Shunchang Happiness comes Health Products Co., Ltd.	May 19, 1998	PRC	RMB 2,000,000	100% by Fujian Happiness	Research, development, production and selling of edible fungi
Fujian Shennongjiagu Development Co., Ltd.(“Shennong”)	December 10, 2012	PRC	RMB 51,110,000	70% by Fujian Happiness	Advertising service, online sales, food sales, data service, information consulting service
Fuzhou Hekangyuan Trading Co., Ltd. (“Hekangyuan”)	October 13, 2017	PRC	RMB 10,000,000	100% by Fujian Happiness	Advertising service, online sales, food sales, commodity sales, information consulting service
Fuzhou Happiness Enterprise Management Consulting Co., Ltd.	December 15, 2020	PRC	RMB 1,000,000	100% by Nanping Happiness	Management and consulting service
Happy Buy (Fujian) Network Technology Co., Ltd. (“Happy Buy”)	July 16, 2020	PRC	RMB 30,000,000	100% by Nanping Happiness	Advertising service, online sales
Fujian Happy Studio Network Technology Co. LTD	August 10, 2020	PRC	RMB 10,000,000	51% by Happy Buy	Advertising service
Hangzhou C’est la vie Interactive Technology Co., Ltd. (“Hangzhou C’est la vie”) (b)	August 26, 2020	PRC	RMB 10,000,000	51% by Happy Buy	Online sales
Fujian Lever Media Co., Ltd. (“Fujian Lever”) (b)	March 1, 2021	PRC	RMB 10,000,000	51% by Hangzhou C’est la vie	Online sales
Shunchang Baolong Electronic Commerce Co., Ltd. (b)	December 3, 2020	PRC	RMB 100,000	100% by Fujian Lever	Online sales
Shunchang Shihong Electronic Commerce Co., Ltd. (b)	December 3, 2020	PRC	RMB 100,000	100% by Fujian Lever	Online sales
Happiness Youdao (Hangzhou) Electronic Commerce Co., Ltd. (b)	August 21, 2017	PRC	RMB 10,000,000	70% by Hangzhou C’est la vie	Online sales

Putian City Hanjiang District Luochen Network Technology Co., Ltd. (“Putian Luochen”) (a)	February 8, 2021	PRC	RMB 100,000	100% by Hangzhou C’est la vie	Online sales
Putian City Hanjiang District Qiyao Trading Co., Ltd. (a)	February 9, 2021	PRC	RMB 100,000	100% by Putian Luochen	Online sales
Putian City Hanjiang District Zhiran Trading Co., Ltd. (a)	February 8, 2021	PRC	RMB 100,000	100% by Putian Luochen	Online sales
Fujian Seravi Electronic Commerce Co., Ltd. (“Fujian Seravi”) (b)	November 30, 2020	PRC	RMB 10,000,000	100% by Hangzhou C’est la vie	Online sales
Shunchang Qida Electronic Commerce Co., Ltd. (a)	December 3, 2020	PRC	RMB 30,000	100% by Fujian Seravi	Online sales
Shunchang Penghong Electronic Commerce Co., Ltd. (a)	December 2, 2020	PRC	RMB 30,000	100% by Fujian Seravi	Online sales
Fujian Daji Media Co., Ltd. (“Daji”) (c)	February 1, 2021	PRC	RMB 10,000,000	51% by Happy Buy	Live streaming service
Happy Buy (Nanping) Automobile Sales Co., Ltd. (d)	December 15, 2020	PRC	RMB 5,000,000	100% by Happy Buy Automobile	Automobile sales
Happy Optimal (Fujian) Network Technology Co., Ltd. (“Happy Optimal”) (c)	December 29, 2020	PRC	RMB 10,000,000	51% by Happy Buy	Advertising service
Shunchang Haiwushuo Brand Management Co., Ltd. (“Shunchang Haiwushuo”)	September 2, 2021	PRC	RMB 1,000,000	51% by Happy Buy	Advertising service, online sales
Shunchang Salt Sweet Network Technology Co., Ltd. (a)	July 9, 2021	PRC	RMB 500,000	100% by Shunchang Haiwushuo	Online Sales
Haiwushuo (Hangzhou) Media Technology Co., Ltd. (a)	October 29, 2021	PRC	RMB 1,000,000	100% by Shunchang Haiwushuo	Advertising service, online sales
Shunchang County Partners Supply Chain Management Co., Ltd. (b)	June 11, 2021	PRC	RMB 2,000,000	51% by Hangzhou C’est la vie	Online Sales, Advertising
Shunchang Youxi e-commerce Co., Ltd. (b)	May 18, 2021	PRC	RMB 200,000	100% by Fujian Seravi	Online Sales
Haiwushuo (Fujian) Food Co., Ltd. (a)	March 9, 2022	PRC	RMB 10,000,000	51% by Nanping Happiness	Advertising service, online sales
Happy Unicorn (Hangzhou) Network Technology Co., Ltd. (“Happy Unicorn”) (c)	June 1, 2021	PRC	RMB 10,000,000	51% by Happy Buy	Advertising service, online sales, automobile sales, Internet technology service
Ganzhou Youjia New Energy Automobile Sales Co., Ltd. (a)	May 10, 2021	PRC	RMB 10,000,000	100% by Fujian Taochejun	Automobile sales
Happy car source (Ningbo) Automobile Service Co., Ltd. (a)	May 14, 2021	PRC	RMB 10,000,000	100% by Fujian Taochejun	Automobile sales

Wuhan Xingfu Youxuan Automobile Sales Co., Ltd. (a)	May 12, 2021	PRC	RMB 10,000,000	100% by Fujian Taochejun	Automobile sales
Taochejun (Hangzhou) New Energy Technology Co., Ltd. (“Hangzhou Taochejun”)	July 12, 2021	PRC	RMB 10,000,000	100% by Fujian Taochejun	Technology service, automobile sales
Zhejiang Yiche Chuxing Technology Co., Ltd. (a)	May 26, 2020	PRC	RMB 10,000,000	100% by Hangzhou Taochejun	Technology service, automobile sales
Happy Travel Technology (Fujian) Co., Ltd. (e)	October 27, 2020	PRC	RMB 50,000,000	100% by Fujian Taochejun	Technology service, automobile sales
Sichuan Taochejun New Energy Technology Co., Ltd.	July 13, 2021	PRC	RMB 10,000,000	100% by Fujian Taochejun	Automobile sales.
Taochejun (Xi’an) Car Rental Co., Ltd. (a)	August 20, 2021	PRC	RMB 10,000,000	100% by Fujian Taochejun	Automobile sales, online sales, car rental service
Taochejun (Fuzhou) Automotive Technology Co., Ltd. (g)	December 27, 2019	PRC	RMB 30,000,000	60% by Fujian Taochejun	Automobile sales, online sales
Fuzhou Taochejun Culture Media Co., Ltd. (f)	July 12, 2021	PRC	RMB 1,000,000	100% by Fujian Taochejun	Advertising service, information consulting service,
Taochejun (Hainan) New Energy Technology Co., Ltd.	June 15, 2021	PRC	RMB 10,000,000	100% by Fujian Taochejun	Automobile sales, online sales, car rental service
Hunan Xingfu Vehicle Source Technology Co., Ltd. (a)	May 28, 2021	PRC	RMB 10,000,000	100% by Fujian Taochejun	NEV charging technology service, advertising service, automobile sales, automobile parts sales
Happy Automobile Service (Nanping) Co., Ltd. (e)	December 4, 2020	PRC	RMB 30,000,000	70% by Fujian Taochejun	Automobile sales, online sales
Hangzhou Happiness Youche Automobile Partnership (Limited partnership) (a)	December 29, 2021	PRC	RMB 3,000,000	60% by Nanping Happiness	automobile parts sales
Taochejun (Fujian) automobiles Co., ltd	April 27, 2021	PRC	RMB 30,000,000	100% by Nanping Happiness	Automobile sales
(a)	During the year ended March 31, 2023, the Company closed 15 subsidiaries to optimize the Company’s structure on online store business.
(b)	Hangzhou C’est la vie and its subsidiaries were focus on the online store operation. In August 2022, the Company disposed Hangzhou C’est la vie and its subsidiaries to a third party.
(c)	Happy Unicorn and its subsidiaries were focus on the online store operation and automobile sales. In August 2022, the Company disposed Happy Unicorn and its subsidiaries to a third party.
(d)	On October 9, 2022, the Company transferred the 100% of the equity interests of Happy Buy (Nanping) Automobile Sales Co., Ltd. to a third party due to the business optimization.
(e)	On October 9, 2023, the Company transferred the 100% of the equity interests of Happy Travel Technology (Fujian) Co., Ltd. and 70% of the equity interests of Happy Automobile Service (Nanping) Co., Ltd to a third party due to the business optimization.
(f)	Fuzhou Taochejun Culture Media Co., Ltd. was disposed to a third party on October 26, 2023 due to the business optimization.
(g)	Taochejun (Fuzhou) Automotive Technology Co., Ltd. was focus on the online automobiles sales. On December 16, 2023, the Company disposed Taochenjun (Fuzhou) to a third party.